Equity Method Investments - Additional Information (Detail) (USD $)	1 Months Ended								1 Months Ended											1 Months Ended
	Feb. 28, 2012	Jun. 30, 2013 Carriers	Feb. 28, 2013	Dec. 31, 2012	Dec. 31, 2008 Carriers	Feb. 28, 2012 MALT LNG Carriers [Member] Carriers	Aug. 31, 2013 Subsequent Event [Member]	Jul. 31, 2013 Subsequent Event [Member] Buildings	Aug. 31, 2013 Subsequent Event [Member] Minimum [Member]	Aug. 31, 2013 Subsequent Event [Member] Maximum [Member]	Feb. 28, 2012 Parent Company [Member]	Feb. 28, 2012 Additional Investments In Joint Ventures [Member] Parent Company [Member]	Feb. 28, 2013 Exmar LPG BVBA [Member]	Nov. 01, 2012 Exmar LPG BVBA [Member] Carriers	Jun. 30, 2013 Exmar LPG BVBA [Member]	Feb. 28, 2013 Exmar LPG BVBA [Member] Pro rata share [Member] Secured Debt [Member]	Jul. 31, 2013 Exmar LPG BVBA [Member] Subsequent Event [Member] Buildings	Jul. 30, 2013 Exmar LPG BVBA [Member] Subsequent Event [Member] Carriers	Feb. 28, 2012 Teekay LNG-Marubeni Joint Venture [Member]	Feb. 28, 2012 Teekay LNG-Marubeni Joint Venture [Member] Secured Debt [Member]	Feb. 28, 2012 Teekay LNG-Marubeni Joint Venture [Member] Shareholders' Equity [Member]
Schedule of Equity Method Investments [Line Items]
Number of LPG carriers														19
Number of newbuilding carriers								2						8			2	2
Number of chartered-in LPG carriers														5
Percentage of ownership in joint venture													50.00%		50.00%				52.00%
Investments in joint venture											$ 138,200,000	$ 5,800,000	$ 133,100,000
Pro rata share of existing debt and lease obligations																108,000,000
Acquisition fee paid											7,000,000		2,700,000
Excess of book value over the investment			303,000,000										(6,000,000)
Joint venture interest in acquired business						100.00%
Co-venturer interest in joint venture																			48.00%
Number of LNG carriers		5			2	6
Financed amount	1,300,000,000																			1,060,000,000	266,000,000
Percentage of secured debt guarantee by the Partnership											52.00%
Restricted cash deposits relating to certain term loans		33,096,000		34,160,000							30,000,000
Guarantee of debt											1,400,000
Carrying value of guarantee liability		200,000		600,000
Refinancing of its short-term loan facilities by entering into long-term debt facilities		$ 1,564,935,000		$ 1,413,353,000			$ 963,000,000
Debt instrument maturity year									2017	2030